EQUIPMENT (Tables)	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Equipment consisted of the following as at June 30, 2016 and March 31, 2016:

	June 30, 2016			March 31, 2016
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	262,853	184,636	78,217	152,246	96,379	55,867
Furniture and fixtures	36,795	24,361	12,434	22,496	10,118	12,378
Demonstration equipment	28,800	1,200	27,600	-	-	-
Manufacturing equipment	84,442	84,442	-	-	-	-
Tools and parts	11,422	3,337	8,085	11,422	2,917	8,505
	424,312	297,976	126,336	186,164	109,414	76,750

Equipment consisted of the following as at March 31, 2016 and March 31, 2015:

	March 31, 2016			March 31, 2015
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	152,246	96,379	55,867	107,369	33,933	73,436
Furniture and fixtures	22,496	10,118	12,378	23,832	7,689	16,143
Tools and parts	11,422	2,917	8,505	12,100	1,050	11,050
	186,164	109,414	76,750	143,301	42,672	100,629

Equipment consisted of the following as at December 31, 2015 and December 31, 2014:

	December 31, 2015			December 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	148,214	84,072	64,142	77,650	27,438	50,212
Furniture and fixtures	23,496	9,478	14,018	24,909	7,325	17,584
Tools and parts	11,422	2,479	8,943	11,913	1,787	10,126
	183,132	96,029	87,103	114,472	36,550	77,922